Expenses for shipping activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Commissions paid	$ (5,085)	$ (2,742)
Voyage related expenses	(52,716)	(32,255)
Other voyage related expenses	(16,700)	(11,280)
Total voyage expenses and commissions	$ (74,501)	$ (46,277)	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.